Income Taxes - Total Amounts of Unrecognized Tax Benefits (Detail) - USD ($) $ in Millions	12 Months Ended
	Jul. 01, 2016	Jul. 03, 2015	Jun. 27, 2014
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefit at beginning of period	$ 350	$ 300	$ 240
Gross increases related to current year tax positions	46	44	27
Gross increases related to prior year tax positions	6	6	26
Gross decreases related to prior year tax positions	(15)	0	(5)
Settlements	(8)	0	0
Lapse of statute of limitations	(8)	(3)	0
Acquisitions	120	3	12
Unrecognized tax benefit at end of period	491	$ 350	$ 300
Estimated additional federal tax expense as a result of examination	$ 795